Vanguard Ultra-Short-Term Bond Fund Average Annual Total Returns - Retail Prospectus [Member]		12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Treasury Bellwethers: 1 Year Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.03%	2.35%	1.87%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.25%	1.35%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	2.47%	2.06%
Performance Inception Date	Feb. 24, 2015
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.32%	1.44%	1.21%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.20%	1.45%	1.21%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.66%	2.59%	2.17%
Performance Inception Date	Feb. 24, 2015